Revenue recognition - Contract assets and liabilities and liabilities activity (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition
Contract assets				$ 632	$ 632	$ 32	$ 632
Contract liabilities	$ 9,091			$ 12,028	$ 12,028	$ 38,445	12,028
Contract balances
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Successor	Successor
Beginning balance	$ 9,137	$ 9,091				$ 12,028	9,091
Additions	65					30,999	5,825
Recognized in revenue	(106)					(3,883)	(2,285)
Marketing activities	(5)					(699)	(603)
Ending balance	$ 9,091			$ 12,028	$ 12,028	$ 38,445	$ 12,028